Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value

Fair Value Measurement

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1:  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:  Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate fair value:

Securities:  The fair values of trading securities and investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2), using matrix pricing. Matrix pricing is a mathematical technique commonly used to price debt securities that are not actively traded, values debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).  The fair value of level 3 investment securities are determined by the Company’s Finance Department, which reports to the Chief Financial Officer (CFO).  The CFO reviews the values and these are reported to the Investment Committee on a quarterly basis.  Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Assets and liabilities measured at fair value on a recurring basis, including financial assets for which the Company has elected the fair value option, are summarized below:

4.    Fair Value (Continued)

	Fair Value Measurements at December 31, 2014 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$3,900,000	$1,083,000	$2,817,000	$—
Available-for-sale securities
U.S. Agencies	27,232,156	—	27,232,156	—
Corporate	34,096,358	—	34,096,358	—
Agency asset backed securities	8,790,292	—	8,790,292	—
State and municipal	34,218,146	—	34,150,541	67,605
Small Business Administration	6,970,158	—	6,970,158	—
Residential mortgage-backed securities	63,530,205	—	63,530,205	—
Private placement mortgage obligation	1,476,974	—	1,476,974	—
Total	$180,214,289	$1,083,000	$179,063,684	$67,605

	Fair Value Measurement at December 31, 2013 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$5,063,400	$1,086,000	$3,977,400	$—
Available-for-sale securities
U.S. Agencies	17,735,099	—	17,735,099	—
Corporate	28,789,656	—	28,789,656	—
Agency asset backed securities	5,402,145	—	5,402,145	—
Trust preferred securities	2,518,279	—	2,518,279	—
State and municipal	33,307,726	—	33,206,509	101,217
Small Business Administration	3,358,927	—	3,358,927	—
Residential mortgage-backed securities	37,404,164	—	37,404,164	—
Collateralized mortgage obligations	1,178,104	—	1,178,104	—
Private placement mortgage obligation	1,374,515	—	1,374,515
Total	$136,132,015	$1,086,000	$134,944,798	$101,217

There were no transfers between Level 1 and Level 2 during 2014 or 2013.

4.    Fair Value (Continued)

The table below presents a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Municipal Securities	Total

Beginning balance January 1, 2014	$101,217	$101,217
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	—
Other changes in fair value	—	—
Gain on sale of securities	—	—
Net impairment losses recognized in earnings	—	—
Included in other comprehensive income	(4,009)	(4,009)
Interest and principal payments applied to principal	—	—
Sales, maturities and settlements	(29,603)	(29,603)
Transfers in and out of Level 3	—	—
Ending balance December 31, 2014	$67,605	$67,605

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Trust Securities	Municipal Securities	Total

Beginning balance January 1, 2013	$5,621,445	$2,615,968	$8,237,413
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	438,754	—	438,754
Other changes in fair value	—	—	—
Gain on sale of securities	92,400	—	92,400
Included in other comprehensive income	1,479,772	(134,573)	1,345,199
Interest and principal payments applied to principal	(1,944,511)	—	(1,944,511)
Sales, maturities and settlements	(3,169,581)	(408,190)	(3,577,771)
Transfers in and out of Level 3	(2,518,279)	(1,971,988)	(4,490,267)
Ending balance December 31, 2013	$—	$101,217	$101,217

As of November 30, 2013, the Company transferred state and local municipal securities totaling $2.0 million with unrealized gains of $176,715 from available-for-sale to the held-to-maturity portfolio. These securities were transferred to help mitigate interest rate risk on the most price sensitive securities. As a result, the securities are carried at the fair value at the time of transfer, which established a new amortized cost basis for book, and the difference between the par value of the securities and the fair value at the date of transfer will be accreted as an adjustment of yield.

The Company’s Level 3 state and local municipal securities valuations were supported by analysis prepared by an independent third party.  The third party’s approach to determining fair value involves using recently executed transactions for similar securities and market quotations for similar securities.  As these securities are not rated by the rating agencies and are localized to our market area, it was determined that these were valued using Level 3 inputs.  In addition, the Company reviewed past history of the contractual payments and financial condition of the municipalities in determining an appropriate market value for this type of security.

4.    Fair Value (Continued)

The fair value of the Company’s trust preferred securities were determined internally by calculating discounted cash flows.  Information such as historical and current performance of the underlying collateral, deferral/default rates, collateral coverage ratios, break in yield calculations, cash flow projections, liquidity and credit premiums required by a market participant, and financial trend analysis with respect to the individual issuing financial institutions, were utilized in determining individual security valuations. During 2013, seven of the nine trust preferred securities were sold/liquidated. The remaining two trust preferred securities were moved from Level 3 pricing to Level 2 pricing as of December 31, 2013 due to the increased market for them. The two remaining trust preferred securities were sold in 2014.

There were no impaired loans, loans held for sale or other real estate owned, net that were measured at fair value as of December 31, 2014 or December 31, 2013.

Fair Value Option

The Company has elected the fair value option for certain preferred and common equity securities as they do not have stated maturity values and the fair value fluctuates with market changes.  The decision to elect the fair value option is made individually for each instrument and is irrevocable once made.  Changes in fair value for the selected instruments are recorded in earnings. Interest income is recorded based on the contractual amount of interest income earned on financial assets (except any that are in nonaccrual status). Dividend income is recorded based on cash dividends.  Cash flows from the purchase and sale of securities for which the fair value option has been elected are shown as operating activities in the consolidated statement of cash flows.

The following table presents the amount of gains and losses from changes in fair value included in income before taxes for financial assets carried at fair value for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012

Interest income	$—	$—	$—
Change in fair value	(1,163,400)	1,935,407	619,751
Total change in fair value	$(1,163,400)	$1,935,407	$619,751

The carrying amounts and estimated fair values of financial instruments at December 31, 2014 and December 31, 2013 were as follows:

		Fair Value Measurements at December 31, 2014 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$31,075	$31,075	$—	$—
Trading securities	3,900	1,083	2,817	—
Investment securities, available-for-sale	176,314	—	176,246	68
Investment securities, held-to-maturity	129,414	—	130,052	3,844
Loans held for sale	839	—	865	—
Loans receivable, net	367,020	—	—	381,084
Federal Home Loan Bank stock	1,391	N/A	N/A	N/A
Accrued interest receivable	2,342	—	1,339	1,003
Financial liabilities:
Deposits	$689,170	$543,262	$148,115	$—
Borrowings	—	—	—	—
Accrued interest payable	7	2	5	—

4.    Fair Value (Continued)

		Fair Value Measurements at December 31, 2013 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$42,183	$42,183	$—	$—
Trading securities	5,063	1,086	3,977	—
Investment securities, available-for-sale	131,068	—	130,967	101
Investment securities, held-to-maturity	136,937	—	131,700	3,768
Loans held for sale	61	—	62	—
Loans receivable, net	335,640	—	—	346,634
Federal Home Loan Bank stock	1,588	N/A	N/A	N/A
Accrued interest receivable	2,221	—	1,245	976
Financial liabilities:
Deposits	$637,250	$495,345	$143,638	$—
Borrowings	1,000	—	1,027	—
Accrued interest payable	11	4	7	—

The methods and assumptions, not previously presented, used to estimate fair values are describes as follows:

(a)         Cash and Cash Equivalents

The carrying value of our cash and cash equivalents approximates fair value and is classified as Level 1.

(b)         Loans Held for Sale

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(c) Loans

Fair value of loans, excluding loans held for sale, are estimated as follows:  for variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analysis, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value.  The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

(d)   FHLB Stock

It is not practicable to estimate the fair value of FHLB stock due to restrictions placed on its transferability.

(e) Deposits

The fair value disclosed for demand deposits (e.g., interest and non-interest checking, savings and money market accounts)are, by definition, equal to the amount payable on demand at the reporting date (i.e. their carrying value) resulting in a Level 1 classification. The carrying amounts of variable rate certificates of deposits approximate their fair values at the reporting date resulting in Level 2 classification. Fair values for fixed rate certificates of deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

4.    Fair Value (Continued)

(f)  Borrowings

The fair value of the Company’s borrowings are estimated using discounted cash flows analysis based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(g)  Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the level of the asset or the liability with which the accrual is associated.

(h)  Off-balance Sheet Instruments

Fair value for off-balance sheet, credit related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standings.  The fair value of commitments is not material.